Employee benefits (Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Discount rate for net periodic benefit cost	0.90%	1.50%	1.55%
Expected return on plan assets for net periodic benefit cost	1.40%	3.00%	3.00%
Expected rate of compensation increase for net periodic benefit cost	2.93%	2.93%	2.93%